Derivative Instruments and Hedging Activities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest rate swap agreements
Principal Amount	$ 5,009,661
Fair Value / Carrying Amount of Asset / (Liability)	(547,834)
U.S. Dollar-denominated interest rate swaps 1 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	423,748
Fair Value / Carrying Amount of Asset / (Liability)	(119,895)
Weighted-Average Remaining Term (Years)	25 years 1 month 6 days
Fixed Interest Rate (%)	4.90%
U.S. Dollar-denominated interest rate swaps 2 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	3,766,809
Fair Value / Carrying Amount of Asset / (Liability)	(561,747)
Weighted-Average Remaining Term (Years)	8 years 4 months 24 days
Fixed Interest Rate (%)	3.80%
U.S. Dollar-denominated interest rate swaps 3 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	470,199
Fair Value / Carrying Amount of Asset / (Liability)	159,603
Weighted-Average Remaining Term (Years)	25 years 1 month 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	EURIBOR
Principal Amount	348,905
Fair Value / Carrying Amount of Asset / (Liability)	$ (25,795)
Weighted-Average Remaining Term (Years)	12 years 6 months
Fixed Interest Rate (%)	3.10%